Income taxes - Summary of income tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Income/loss (-) before tax	€ 300,871	€ (3,085)	€ 5,625
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	75,218	(771)	1,406
Tax expenses in statement of operations (effective)	(18,621)	(1,803)	9,613
Difference in tax expense/income to explain	(93,839)	(1,032)	8,207
Effect of tax rates in other jurisdictions	(2,187)	(132)	(94)
Effect of non-taxable income	(3,774)	(5,247)	(6,752)
Effect of share based payment expenses without tax impact	6,092	4,399	9,157
Effect of expenses/income (-) not subject to tax	(891)	52	(5)
Effect of non tax-deductible expenses	3,472	1,117	1,549
Effect of recognition of previously non-recognized deferred tax assets		15	(81)
Effect of tax losses (Utilized) reversed	(296)		(267)
Effect of under or over provision in prior periods	336	13	(722)
Effect of non-recognition of deferred tax assets	(6,986)	(1,338)	34,339
Effect of derecognition of previously recognized deferred tax assets	827	€ 89	1,062
Effect of use of IID	€ (90,432)		€ (29,979)